CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and due from banks	$ 3,772,798	$ 5,959,864	$ 12,708,542
Interest-bearing deposits with banks	12,145,000	13,865,000	2,115,431
Total cash and cash equivalents	15,917,798	19,824,864	14,823,973
Loans held for investment	196,956,689	194,031,590	175,697,082
Allowance for loan losses	(2,052,365)	(1,894,196)	(1,707,282)
Loans held for investment, net	194,904,324	192,137,394	173,989,800
Loans held for sale	17,597,841	11,380,627	9,429,090
Available-for-sale securities	29,481,319	28,630,551	29,017,912
Other real estate	501,558	306,000	820,000
Premises and equipment, net	9,800,123	9,801,328	10,031,492
Stock in financial institutions	1,552,961	1,546,847	1,905,935
Accrued interest receivable	678,287	698,904	655,201
Bank owned life insurance	5,386,242	5,355,013	5,223,189
Core deposit intangible	341,237	362,780	465,168
Prepaid and other assets	2,344,340	940,099	592,225
TOTAL ASSETS	278,506,030	270,984,407	246,953,985
Deposits
Demand deposits	40,758,662	37,969,000	17,975,857
Savings and NOW deposits	122,114,090	113,624,419	100,574,790
Time deposits	71,756,018	74,106,894	83,388,039
Total deposits	234,628,770	225,700,313	201,938,686
Federal Home Loan Bank advances	11,000,000	13,000,000	12,500,000
Escrows	370,154	277,370	271,141
Accrued interest and other liabilities	2,616,782	2,363,000	2,907,827
Total liabilities	$ 248,615,706	$ 241,340,683	$ 217,617,654
Commitments and contingencies
Stockholders' equity
Common stock, $0.10 par value; 20,000,000 shares authorized, 1,685,132 issued, 1,679,500 outstanding at March 31, 2016, December 31, 2015 and 2014	$ 168,513	$ 168,513	$ 168,552
Additional paid-in capital	9,715,209	9,713,894	9,714,459
Retained earnings	20,410,736	20,404,880	20,084,266
Accumulated other comprehensive income (loss)	9,636	(216,047)	(148,446)
Treasury stock, at cost; 5,632 shares	(139,332)	(139,332)	(139,332)
Unearned employee stock ownership plan (ESOP) shares	(274,438)	(288,184)	(343,168)
Total stockholders' equity	29,890,324	29,643,724	29,336,331
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 278,506,030	$ 270,984,407	$ 246,953,985